Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Intangible assets	$290,000	$290,000
Less: accumulated amortization	(81,875)	(63,750)
Total intangible assets, net	$208,125	$226,250

Management assessed whether events or changes in circumstances, including store closures and changes in business operations, indicated that the carrying amount of the intangible assets may not be recoverable. As the software systems are utilized across the Company’s operations and are not dependent on individual store performance, management concluded that such events did not represent impairment indicators. Accordingly, no impairment loss was recognized for the six months ended June 30, 2026.

Amortization expenses were $18,125 and $18,125 for the six months ended June 30, 2026 and 2025, respectively.

Amortization of intangible assets attributable to future periods as of June 30, 2026 is as follows:

Twelve months ended June 30:
(Unaudited)
2027	$36,250
2028	36,250
2029	36,250
2030	36,250
2031	36,250
Thereafter	26,875
Total	$208,125